Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Internal software development costs, amortization expense	$ 24,480	$ 31,868
Software development costs
Finite-Lived Intangible Assets [Line Items]
Internal software development costs, amortization expense	$ 1,597	$ 9,030